Note 11 - Exploration and Evaluation Assets - Components of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total for the year	$ 52	$ 49
Black Hills of South Dakota [member]
Statement Line Items [Line Items]
Acquisition	0	100
Total acquisition costs	0	100
Geochemical	5	83
Camp and site costs	1	10
Geological consulting	127	898
Geophysical	3	126
Land taxes and government fees	7	493
Legal, community and other consultation costs	46	215
Travel	2	95
Total for the year	191	2,020
Balance, exploration and evaluation	10,280	8,260
Less: Amounts written off	(10,471)	0
Balance, exploration and evaluation	0	10,280
Balance, exploration and evaluation	0	10,280
Deer Trail [member]
Statement Line Items [Line Items]
Acquisition	0	909
Total acquisition costs	210	909
Geochemical	422	241
Camp and site costs	713	1,004
Geological consulting	964	2,651
Geophysical	325	183
Land taxes and government fees	232	514
Legal, community and other consultation costs	303	594
Travel	167	336
Total for the year	9,591	9,974
Balance, exploration and evaluation	9,974	0
Balance, exploration and evaluation	19,565	9,974
Option and other payments	210	0
Drilling	6,255	3,542
Balance, exploration and evaluation	19,565	9,974
Larder Project in Ontario [Member]
Statement Line Items [Line Items]
Acquisition	15,187	0
Total acquisition costs	15,206	0
Geochemical	112	0
Camp and site costs	127	0
Geological consulting	450	0
Geophysical	314	0
Land taxes and government fees	19	0
Legal, community and other consultation costs	176	0
Travel	58	0
Total for the year	17,694	0
Balance, exploration and evaluation	20,254
Balance, exploration and evaluation	37,259	20,254
Option and other payments	19	0
Drilling	1,232	0
Balance, exploration and evaluation	$ 37,259	$ 20,254